SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

SEI Enhanced U.S. Large Cap Quality Factor ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.7%

Communication Services — 9.5%
Alphabet, Cl A	84,810	$15,448
Alphabet, Cl C	4,123	756
Electronic Arts	26,279	3,662
Meta Platforms, Cl A	5,172	2,608

		22,474
Consumer Discretionary — 14.1%
Amazon.com *	6,990	1,351
AutoZone *	224	664
Booking Holdings	1,671	6,620
Domino's Pizza	8,537	4,408
H&R Block	36,345	1,971
Home Depot	1,268	437
McDonald's	9,670	2,464
NVR *	483	3,665
O'Reilly Automotive *	6,481	6,844
Yum! Brands	36,916	4,890

		33,314
Consumer Staples — 11.0%
Altria Group	106,447	4,849
Coca-Cola	70,876	4,511
Colgate-Palmolive	56,227	5,456
Monster Beverage *	21,126	1,055
PepsiCo	7,985	1,317
Philip Morris International	53,977	5,470
Procter & Gamble	20,811	3,432

		26,090
Financials — 10.6%
FactSet Research Systems	9,017	3,681
Mastercard, Cl A	14,448	6,374
Moody's	10,836	4,561
MSCI, Cl A	8,157	3,930
Visa, Cl A	24,998	6,561

		25,107
Health Care — 7.8%
AbbVie	1,848	317
Johnson & Johnson	43,549	6,365
Merck	20,791	2,574
Mettler-Toledo International *	3,302	4,615
Vertex Pharmaceuticals *	9,511	4,458

		18,329
Industrials — 9.8%
Fastenal	77,181	4,850
Illinois Tool Works	16,855	3,994
Paychex	38,192	4,528
Robert Half	25,555	1,635
Verisk Analytics, Cl A	19,279	5,196
WW Grainger	3,203	2,890

		23,093

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Information Technology — 36.9%
Adobe *	10,336	$5,742
Apple	99,078	20,868
Cadence Design Systems *	23,577	7,256
Cisco Systems	113,341	5,385
Dolby Laboratories, Cl A	15,288	1,211
Fair Isaac *	3,652	5,437
Manhattan Associates *	14,897	3,675
Microsoft	50,858	22,731
NVIDIA	60,527	7,477
QUALCOMM	17,067	3,399
VeriSign *	21,966	3,906

		87,087
Total Common Stock
(Cost $220,959) ($ Thousands)		235,494
Total Investments in Securities — 99.7%
(Cost $220,959) ($ Thousands)		$235,494

Percentages are based on Net Assets of $236,299 ($ Thousands).
*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

See “Glossary” for Abbreviations.

SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

SEI Enhanced U.S. Large Cap Momentum Factor ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.6%

Communication Services — 7.2%
Alphabet, Cl A	55,622	$10,132
Alphabet, Cl C	11,914	2,185
Meta Platforms, Cl A	43,969	22,170

		34,487
Consumer Discretionary — 12.0%
Amazon.com *	13,917	2,690
Chipotle Mexican Grill, Cl A *	70,892	4,441
Deckers Outdoor *	11,281	10,919
DR Horton	63,773	8,988
O'Reilly Automotive *	9,305	9,827
PulteGroup	14,222	1,566
Toll Brothers	49,922	5,750
Williams-Sonoma	27,918	7,883
Wingstop	13,794	5,830

		57,894
Consumer Staples — 2.7%
General Mills	613	39
Mondelez International, Cl A	7,739	506
Walmart	181,081	12,261

		12,806
Energy — 0.4%
TechnipFMC	78,250	2,046

Financials — 10.7%
Aflac	24,791	2,214
Apollo Global Management	65,813	7,770
Arch Capital Group *	98,509	9,938
Assured Guaranty	26,196	2,021
Brown & Brown	44,056	3,939
Cboe Global Markets	44,572	7,580
Chubb	1,011	258
Erie Indemnity, Cl A	11,989	4,345
Fiserv *	13,625	2,031
Unum Group	40,033	2,046
W R Berkley	71,429	5,613
WEX *	21,344	3,781

		51,536
Health Care — 11.9%
AbbVie	10,809	1,854
Boston Scientific *	134,465	10,355
Cencora	39,198	8,831
Cigna Group	2,455	812
Dexcom *	19,555	2,217
Eli Lilly	6,709	6,074
HCA Healthcare	4,991	1,603
McKesson	20,890	12,201
Medpace Holdings *	1,237	509
Merck	24,951	3,089

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Stryker	28,707	$9,768

		57,313
Industrials — 15.4%
Axon Enterprise *	32,576	9,585
Booz Allen Hamilton Holding, Cl A	62,462	9,613
Clean Harbors *	24,950	5,642
Howmet Aerospace	116,023	9,007
Parker-Hannifin	21,719	10,986
Republic Services, Cl A	52,762	10,254
Trane Technologies	29,691	9,766
Vertiv Holdings, Cl A	65,660	5,684
Westinghouse Air Brake Technologies	22,477	3,553

		74,090
Information Technology — 37.8%
Amphenol, Cl A	154,042	10,378
Apple	173,224	36,484
AppLovin, Cl A *	71,202	5,925
Arista Networks *	45,540	15,961
Cadence Design Systems *	39,477	12,149
Crowdstrike Holdings, Cl A *	31,522	12,079
Fair Isaac *	1,340	1,995
Guidewire Software *	35,202	4,854
Manhattan Associates *	30,830	7,605
Microsoft	53,518	23,920
NVIDIA	352,376	43,533
Palo Alto Networks *	16,411	5,564
Synopsys *	1,491	887

		181,334
Materials — 1.5%
Packaging Corp of America	38,465	7,022

Total Common Stock
(Cost $423,858) ($ Thousands)		478,528
Total Investments in Securities — 99.6%
(Cost $423,858) ($ Thousands)		$478,528

Percentages are based on Net Assets of $480,273 ($ Thousands).
*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

See “Glossary” for Abbreviations.

SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

SEI Enhanced U.S. Large Cap Value Factor ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.0%

Communication Services — 12.0%
Alphabet, Cl A	64,639	$11,774
Alphabet, Cl C	68,460	12,557
AT&T	546,040	10,435
Comcast, Cl A	139,981	5,481
Meta Platforms, Cl A	4,097	2,066
Omnicom Group	21,403	1,920
Playtika Holding	10,692	84
TripAdvisor *	52,095	928
Verizon Communications	262,168	10,812

		56,057
Consumer Discretionary — 9.3%
Amazon.com *	12,063	2,331
Carnival *	36,786	689
eBay	5,489	295
Ford Motor	163,149	2,046
General Motors	180,790	8,400
H&R Block	81,591	4,425
Lennar, Cl A	18,050	2,705
Lennar, Cl B	6,148	857
PulteGroup	117,869	12,977
PVH	28,432	3,010
Toll Brothers	51,918	5,980

		43,715
Consumer Staples — 7.8%
Albertsons, Cl A	79,541	1,571
Altria Group	213,250	9,714
Bunge Global	38,708	4,133
Ingredion	31,264	3,586
Kraft Heinz	189,057	6,091
Kroger	199,536	9,963
Pilgrim's Pride *	19,675	757
Seaboard	77	243
Walgreens Boots Alliance	37,721	456

		36,514
Energy — 1.5%
Chesapeake Energy	21,327	1,753
Chevron	2,277	356
Marathon Petroleum	8,799	1,526
Occidental Petroleum	6,299	397
Valero Energy	17,617	2,762

		6,794
Financials — 10.7%
Affiliated Managers Group	18,980	2,965
Ally Financial	18,056	716
American International Group	127,688	9,480
Assured Guaranty	20,735	1,600
Brighthouse Financial *	23,257	1,008
CNA Financial	12,504	576
Corebridge Financial	41,972	1,222

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Fidelity National Financial	19,667	$972
Janus Henderson Group	37,978	1,280
Loews	18,842	1,408
MGIC Investment	144,320	3,110
Reinsurance Group of America	25,940	5,325
Rithm Capital ‡	231,016	2,520
Synchrony Financial	205,888	9,716
Unum Group	91,485	4,676
Webster Financial	15,856	691
Western Union	192,251	2,349
XP, Cl A	27,779	489

		50,103
Health Care — 12.5%
AbbVie	11,538	1,979
Bristol-Myers Squibb	63,375	2,632
Cardinal Health	98,855	9,719
Cencora	4,402	992
Cigna Group	11,008	3,639
CVS Health	59,579	3,519
GE HealthCare Technologies	5,796	452
Gilead Sciences	73,756	5,060
HCA Healthcare	3,889	1,249
Henry Schein *	5,162	331
Jazz Pharmaceuticals *	15,715	1,677
Johnson & Johnson	47,058	6,878
Labcorp Holdings	991	202
McKesson	24,661	14,403
Viatris, Cl W	553,906	5,888

		58,620
Industrials — 6.6%
Acuity Brands	1,752	423
Allison Transmission Holdings	50,776	3,854
American Airlines Group *	297,749	3,373
Core & Main, Cl A *	19,505	955
Delta Air Lines	125,334	5,946
EMCOR Group	3,421	1,249
FedEx	1,517	455
Jacobs Solutions	3,965	554
ManpowerGroup	5,389	376
Owens Corning	31,672	5,502
PACCAR	3,871	398
Robert Half	17,148	1,097
Ryder System	20,962	2,597
Science Applications International	14,042	1,651
SS&C Technologies Holdings	43,034	2,697

		31,127
Information Technology — 33.6%
Amdocs	55,709	4,397
Apple	84,676	17,835
AppLovin, Cl A *	38,481	3,202
Arrow Electronics *	33,064	3,993

SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

SEI Enhanced U.S. Large Cap Value Factor ETF (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Avnet	43,641	$2,247
Cirrus Logic *	13,344	1,704
Cisco Systems	95,057	4,516
Cognizant Technology Solutions, Cl A	68,489	4,657
Crane NXT	22,419	1,377
Dell Technologies, Cl C	17,072	2,355
Dropbox, Cl A *	120,347	2,704
DXC Technology *	109,442	2,089
F5 *	25,502	4,392
Gen Digital	27,312	682
Hewlett Packard Enterprise	406,275	8,601
HP	298,915	10,468
Intel	128,158	3,969
International Business Machines	42,765	7,396
Jabil	18,974	2,064
Microsoft	42,960	19,201
NetApp	83,867	10,802
NVIDIA	66,030	8,157
Oracle	29,446	4,158
QUALCOMM	66,138	13,173
Skyworks Solutions	66,278	7,064
Teradata *	48,659	1,682
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Vontier	73,545	$2,810
Zoom Video Communications, Cl A *	32,712	1,936

		157,631
Materials — 3.6%
Berry Global Group	56,549	3,328
Cleveland-Cliffs *	60,752	935
LyondellBasell Industries, Cl A	54,807	5,243
Nucor	24,987	3,950
Sonoco Products	46,666	2,367
Steel Dynamics	8,728	1,130

		16,953
Real Estate — 0.3%
Jones Lang LaSalle *	7,244	1,487

Utilities — 1.1%
NRG Energy	53,222	4,144
Vistra	14,405	1,238

		5,382
Total Common Stock
(Cost $432,417) ($ Thousands)		464,383
Total Investments in Securities — 99.0%
(Cost $432,417) ($ Thousands)		$464,383

Percentages are based on Net Assets of $469,064 ($ Thousands).
*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.

See “Glossary” for Abbreviations.

SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

SEI Enhanced Low Volatility U.S. Large Cap ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.3%

Communication Services — 11.5%
Alphabet, Cl A	3,839	$699
Alphabet, Cl C	12,269	2,250
AT&T	165,577	3,164
Comcast, Cl A	52,808	2,068
Fox	2,272	73
Omnicom Group	27,800	2,494
T-Mobile US	4,038	712
Verizon Communications	76,724	3,164

		14,624
Consumer Discretionary — 4.0%
Amazon.com *	2,008	388
AutoZone *	213	631
Genuine Parts	3,150	436
Grand Canyon Education *	3,853	539
H&R Block	22,853	1,239
McDonald's	5,956	1,518
Service Corp International	1,080	77
Yum! Brands	2,017	267

		5,095
Consumer Staples — 11.1%
Colgate-Palmolive	17,979	1,745
General Mills	28,189	1,783
Hershey	7,047	1,295
J M Smucker	13,643	1,488
Kellanova	5,130	296
Mondelez International, Cl A	3,677	240
Procter & Gamble	21,475	3,542
Walmart	55,165	3,735

		14,124
Energy — 3.0%
Chevron	17,855	2,793
Kinder Morgan	45,116	896
Marathon Petroleum	1,078	187

		3,876
Financials — 8.7%
Allstate	4,771	762
Berkshire Hathaway, Cl B *	4,762	1,937
Chubb	7,717	1,968
Loews	3,889	291
Markel Group *	1,021	1,609
Marsh & McLennan	1,466	309
Travelers	5,055	1,028
W R Berkley	31,643	2,486
White Mountains Insurance Group	380	691

		11,081
Health Care — 16.5%
Bristol-Myers Squibb	30,389	1,262
Cardinal Health	25,354	2,493
Cencora	6,359	1,433

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Chemed	550	$298
CVS Health	12,334	728
Gilead Sciences	31,274	2,146
Johnson & Johnson	22,066	3,225
McKesson	5,867	3,427
Merck	32,545	4,029
Pfizer	27,207	761
Quest Diagnostics	8,471	1,160
Solventum *	602	32

		20,994
Industrials — 10.5%
3M	2,407	246
Expeditors International of Washington	18,776	2,343
Genpact	6,978	225
Landstar System	5,337	984
MSC Industrial Direct, Cl A	6,270	497
Republic Services, Cl A	17,248	3,352
Robert Half	6,075	389
Snap-on	1,280	334
Verisk Analytics, Cl A	9,560	2,577
Waste Management	11,590	2,473

		13,420
Information Technology — 26.7%
Accenture, Cl A	6,004	1,822
Amdocs	18,403	1,452
Amphenol, Cl A	15,048	1,014
Apple	26,296	5,539
Arrow Electronics *	9,414	1,137
Avnet	12,849	662
Cisco Systems	56,652	2,692
Dolby Laboratories, Cl A	9,177	727
Jabil	2,761	300
Juniper Networks	26,125	953
Manhattan Associates *	4,128	1,018
Microsoft	19,247	8,602
Motorola Solutions	783	302
Oracle	33,330	4,706
Roper Technologies	5,513	3,107

		34,033
Materials — 2.1%
NewMarket	829	427
Reliance	5,766	1,647
Silgan Holdings	12,693	537

		2,611
Utilities — 5.2%
Atmos Energy	6,310	736
CMS Energy	1,114	66
Consolidated Edison	27,102	2,424
DTE Energy	3,683	409
Duke Energy	22,877	2,293

SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

SEI Enhanced Low Volatility U.S. Large Cap ETF (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
National Fuel Gas	12,550	$680

		6,608
Total Common Stock
(Cost $120,496) ($ Thousands)		126,466
Total Investments in Securities — 99.3%
(Cost $120,496) ($ Thousands)		$126,466

Percentages are based on Net Assets of $127,332 ($ Thousands).
*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

See “Glossary” for Abbreviations.

SEI Exchange Traded Funds

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Portfolio Abbreviations
Cl — Class

SEI Exchange Traded Funds